Payables and Other Non-current Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Payables and Other Non-current Liabilities	Payables and other non-current liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Payables	1,913	1,914
Trade payables	553	463
Debt for spectrum acquisition	1,184	1,293
Other payables	175	158
Payables to associates and joint ventures (Note 10)	1	—
Other non-current liabilities	1,692	1,632
Contractual liabilities (Note 23)	778	891
Deferred revenue	126	199
Current tax payables	784	542
Long-term insurance and reinsurance contracts liabilities from associates and joint ventures (Note 10)	4	—
Total	3,605	3,546
"Non-currrent debt for spectrum acquisition" as of December 31, 2023 and December 31, 2022, is detailed below:

Millions of euros	12/31/2023	12/31/2022
Telefónica Spain	69	74
Telefónica Colombia	108	85
Telefónica Brazil	211	243
Telefónica Germany	791	891
Telefónica Uruguay	5	—
Total	1,184	1,293
The outstanding liabilities at December 31, 2023 from the acquisition of spectrum licenses by Telefónica Brazil in November 2021 amounted to 1,301 million Brazilian real (243 million euros) including 949 million Brazilian reais (177 million euros) are classified as non-current. At December 31, 2022, outstanding liabilities amounted to 1,844 million Brazilian reais (331 million euros at exchange rate of 2022), including 1,192 million Brazilian reais (214 million euros at closing exchange rate of 2022) were classified as non-current.
In June 2019 Telefónica Germany acquired a total of 90 MHz spectrum at a cost of 1,425 million euros. The Company, like the other auction participants, reached an agreement to defer payments in interest-free annual installments until 2030, instead of an upfront one-time payment (see Appendix VI). In 2023 and 2022, payments amounting to 108 million euros have been made each year (see Note 28). The current value of the debt at December 31, 2023 amounted to 898 million euros (998 million euros at December 31, 2022), 791 million euros have a maturity of more than twelve months (891 million euros at December 31, 2022).
Payments for financed licenses for the years 2023 and 2022 amounted to 245 and 657 million euros, respectively (see Note 28).
“Deferred revenues” include grants amounting to 47 million euros at December 31, 2023 (53 million euros at December 31, 2022).